Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 130,237,500.00
Previously Paid Amount	0.00
Total Fee Amount	17,985.80
Total Offset Amount	0.00
Net Fee	$ 17,985.80
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A